NON CONTROLLING INTEREST (Details 1) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Non Controlling Interest Details Abstract
Balance, December 31, 2017
Net loss attributable to the non-controlling interest	$ 3,328		(3,373)
Balance, September 30, 2018	$ (3,373)		$ (3,373)